CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 5,596,799	$ 1,670,009
Cost of revenue	(3,852,025)	(856,768)
Gross profit	1,744,774	813,241
Other income	205,576	49,100
Technology and development expenses	(294,403)	(195,720)
Sales and marketing expenses	(75,222)	(2,164)
General and administrative expenses	(4,219,116)	(2,176,000)
Finance costs	(24,690)	(59,184)
Total operating expenses	(4,613,431)	(2,433,068)
Operating loss	(2,663,081)	(1,570,727)
Fair value changes on derivative contract	(94,963)	25,918
Realized fair value changes of digital assets	(212,581)	(54,607)
Realized fair value changes of digital assets on loan from related parties denominated in digital assets		(426,801)
Unrealized fair value changes of digital assets	73,377
Unrealized fair value changes of digital assets on loan from related parties denominated in digital assets	(10,034,795)	(3,782,355)
Total other expenses	(10,268,962)	(4,237,845)
Loss before income tax	(12,932,043)	(5,808,572)
Loss for the period, representing total comprehensive loss for the period	$ (12,932,043)	$ (5,808,572)
Loss per share attributable to owners of the Company
Basic (in dollars per share)	$ (210.2)	$ (145.2)
Diluted (in dollars per share)	$ (210.2)	$ (145.2)
Weighted average number of ordinary shares
Basic (in shares)	61,522	40,000
Diluted (in shares)	61,522	40,000